Loans and Other Borrowings - Summary of Components of Capital (Parenthetical) (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Detailed Information About Borrowings [Abstract]
Non-controlling interests	£ 27	£ 34	£ 30